DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of foreign exchange hedge transactions	$ 160	$ 40
Fair value of foreign exchange hedge transactions	(1)	(101)
Total derivatives designated as hedging instruments	$ 159	$ (61)